Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.70%
Aerospace & Defense–3.02%
Lockheed Martin Corp.	245,179	$92,915,486
Air Freight & Logistics–1.81%
C.H. Robinson Worldwide, Inc.	212,581	19,923,091
United Parcel Service, Inc., Class B	249,856	35,669,443
		55,592,534
Application Software–0.60%
Adobe, Inc.(b)	41,747	18,549,027
Automobile Manufacturers–0.40%
General Motors Co.(b)	492,369	12,255,064
Automotive Retail–0.71%
O’Reilly Automotive, Inc.(b)	45,906	21,914,606
Biotechnology–2.47%
Amgen, Inc.	186,966	45,744,971
Gilead Sciences, Inc.	235,864	16,399,624
Neurocrine Biosciences, Inc.(b)	113,247	13,630,409
		75,775,004
Commodity Chemicals–0.52%
Valvoline, Inc.	773,728	15,876,899
Communications Equipment–1.16%
Motorola Solutions, Inc.	254,314	35,553,097
Construction Materials–0.18%
Vulcan Materials Co.	47,584	5,587,313
Consumer Finance–1.23%
Capital One Financial Corp.	593,278	37,851,136
Data Processing & Outsourced Services–2.73%
Fiserv, Inc.(b)	213,568	21,311,951
Mastercard, Inc., Class A	202,479	62,470,846
		83,782,797
Distillers & Vintners–0.98%
Constellation Brands, Inc., Class A	168,708	30,063,766
Diversified Banks–2.54%
JPMorgan Chase & Co.	806,133	77,904,693
Electric Utilities–1.17%
Duke Energy Corp.	425,001	36,014,585
Environmental & Facilities Services–1.31%
Waste Connections, Inc.	393,012	40,232,639
Financial Exchanges & Data–2.05%
Intercontinental Exchange, Inc.	650,706	62,975,327
General Merchandise Stores–1.14%
Target Corp.	279,191	35,144,563
Health Care Equipment–0.62%
Zimmer Biomet Holdings, Inc.	140,485	18,945,807
Shares		Value
Health Care Facilities–1.88%
HCA Healthcare, Inc.(b)	455,052	$57,627,785
Health Care Services–0.34%
Laboratory Corp. of America Holdings(b)	54,307	10,476,906
Health Care Supplies–1.08%
Alcon, Inc. (Switzerland)(b)	273,259	16,390,075
Quidel Corp.(b)	59,041	16,677,311
		33,067,386
Home Improvement Retail–2.42%
Home Depot, Inc. (The)	280,513	74,473,396
Homebuilding–0.79%
D.R. Horton, Inc.	364,752	24,131,992
Household Products–5.21%
Church & Dwight Co., Inc.	390,844	37,650,002
Procter & Gamble Co. (The)	841,388	110,322,795
Reckitt Benckiser Group PLC (United Kingdom)	120,067	12,143,922
		160,116,719
Industrial Conglomerates–0.99%
Honeywell International, Inc.	204,578	30,557,816
Industrial REITs–3.14%
Prologis, Inc.	916,418	96,608,786
Integrated Oil & Gas–0.70%
Suncor Energy, Inc. (Canada)	1,368,830	21,572,761
Integrated Telecommunication Services–2.35%
Verizon Communications, Inc.	1,258,538	72,340,764
Interactive Media & Services–6.31%
Alphabet, Inc., Class A(b)	33,941	50,502,511
Facebook, Inc., Class A(b)	418,744	106,222,790
Tencent Holdings Ltd., ADR (China)	540,612	37,026,516
		193,751,817
Internet & Direct Marketing Retail–8.65%
Amazon.com, Inc.(b)	69,613	220,302,869
Booking Holdings, Inc.(b)	27,311	45,394,432
		265,697,301
IT Consulting & Other Services–2.25%
Accenture PLC, Class A	206,391	46,392,569
Amdocs Ltd.	363,817	22,593,036
		68,985,605
Life Sciences Tools & Services–2.36%
Avantor, Inc.(b)	527,148	11,639,428
Thermo Fisher Scientific, Inc.	147,222	60,942,547
		72,581,975
Managed Health Care–4.43%
UnitedHealth Group, Inc.	449,138	135,990,004

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Movies & Entertainment–0.52%
Live Nation Entertainment, Inc.(b)	117,028	$5,478,081
Warner Music Group Corp., Class A(b)	346,924	10,459,758
		15,937,839
Multi-Sector Holdings–2.46%
Berkshire Hathaway, Inc., Class B(b)	386,330	75,635,687
Oil & Gas Refining & Marketing–0.43%
Valero Energy Corp.	236,661	13,307,448
Oil & Gas Storage & Transportation–1.10%
Magellan Midstream Partners L.P.	837,794	33,922,279
Other Diversified Financial Services–1.68%
Equitable Holdings, Inc.	2,515,376	51,464,593
Packaged Foods & Meats–1.00%
a2 Milk Co. Ltd. (New Zealand)(b)	477,876	6,597,403
Mondelez International, Inc., Class A	433,185	24,037,436
		30,634,839
Pharmaceuticals–4.91%
AstraZeneca PLC, ADR (United Kingdom)	1,448,778	80,812,837
Merck & Co., Inc.	872,148	69,981,155
		150,793,992
Property & Casualty Insurance–1.91%
Progressive Corp. (The)	650,452	58,761,834
Railroads–1.26%
Union Pacific Corp.	222,941	38,646,822
Shares		Value
Semiconductor Equipment–2.38%
Applied Materials, Inc.	1,134,253	$72,966,496
Semiconductors–4.21%
QUALCOMM, Inc.	752,499	79,471,419
Texas Instruments, Inc.	391,650	49,954,958
		129,426,377
Soft Drinks–0.73%
PepsiCo, Inc.	162,489	22,368,236
Specialty Chemicals–0.36%
Ecolab, Inc.	58,436	10,932,207
Systems Software–9.21%
Microsoft Corp.	1,379,417	282,794,279
Total Common Stocks & Other Equity Interests (Cost $2,451,771,832)		3,062,508,284
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	4,984,878	4,984,878
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	4,328,772	4,331,369
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	5,697,004	5,697,004
Total Money Market Funds (Cost $15,012,205)		15,013,251
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $2,466,784,037)		3,077,521,535
OTHER ASSETS LESS LIABILITIES—(0.19)%		(5,871,567)
NET ASSETS–100.00%		$3,071,649,968
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,327,443	$150,893,084	$(166,235,649)	$-	$-	$4,984,878	$72,471
Invesco Liquid Assets Portfolio, Institutional Class	14,521,072	109,197,690	(119,401,437)	601	13,443	4,331,369	71,289
Invesco Treasury Portfolio, Institutional Class	23,231,364	172,449,239	(189,983,599)	-	-	5,697,004	78,941
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	450,901	(450,901)	-	-	-	71
Invesco Liquid Assets Portfolio, Institutional Class	-	149,601	(149,601)	-	-	-	26
Invesco Private Government Fund	-	25,940,371	(25,940,371)	-	-	-	180
Invesco Private Prime Fund	-	4,949,916	(4,949,916)	-	-	-	62
Total	$58,079,879	$464,030,802	$(507,111,474)	$601	$13,443	$15,013,251	$223,040

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,043,766,959	$18,741,325	$—	$3,062,508,284
Money Market Funds	15,013,251	—	—	15,013,251
Total Investments	$3,058,780,210	$18,741,325	$—	$3,077,521,535
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Charter Fund